Changes in Fair Value on Financial Assets Measured at FVTPL	6 Months Ended
Oct. 31, 2023
Changes in Fair Value on Financial Assets Measured at FVTPL [Abstract]
CHANGES IN FAIR VALUE ON FINANCIAL ASSETS MEASURED AT FVTPL
8.	CHANGES IN FAIR VALUE ON FINANCIAL ASSETS MEASURED AT FVTPL
Details of the disposal of financial assets at FVTPL are disclosed in note 20.